UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Michael D. Barolsky, Esq., President

c/o U.S. Bancorp Fund Services, LLC

777 E. Wisconsin Ave., 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404)-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: February 1, 2015 – April 30, 2015

Item 1. Schedule of Investments.

Angel Oak Flexible Income Fund

Schedule of Investments

April 30, 2015 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 0.52%
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	$1,000,000	$874,547

TOTAL ASSET-BACKED SECURITIES — (Cost $874,934)		874,547

Collateralized Loan Obligations — 55.70%
ALM XII Ltd., Series 2015-12A, Class D, 5.776%, 4/16/2027 (a)(b)(c)	6,000,000	5,665,296
Ares XXXII CLO Ltd., Series 2014-32A, Class C, 4.445%, 11/15/2025 (a)(b)(c)	2,500,000	2,530,972
Ares XXXIII CLO Ltd., Series 2015-1A, Class C, 4.555%, 12/5/2026 (a)(b)(c)	4,000,000	3,979,152
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.230%, 12/5/2026 (a)(b)	5,000,000	4,766,985
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 5.814%, 4/18/2027 (a)(b)	2,750,000	2,548,496
BlueMountain CLO Ltd., Series 2015-1A, Class C, 4.012%, 4/13/2027 (a)(b)(c)	5,000,000	4,848,650
BlueMountain CLO Ltd., Series 2015-1A, Class D, 5.712%, 4/13/2027 (a)(b)	5,000,000	4,617,300
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 5.555%, 4/20/2027 (a)(b)	5,000,000	4,542,500
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.253%, 1/29/2025 (a)(b)	250,000	245,835
CIFC Funding Ltd., Series 2015-1A, Class D, 4.261%, 1/22/2027 (a)(b)(c)	3,000,000	2,999,667
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class D, 3.961%, 4/18/2027 (a)(b)	3,250,000	3,190,649
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 5.811%, 4/18/2027 (a)(b)	5,100,000	4,842,455
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class F, 6.661%, 4/18/2027 (a)(b)	4,000,000	3,574,084
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.624%, 10/17/2025 (a)(b)	3,000,000	3,018,579
KVK CLO Ltd., Series 2015-1A, Class D, 4.000%, 5/20/2027 (a)(b)	3,000,000	2,850,000
LCM XVIII LP, Series 18A, Class D, 4.056%, 4/20/2027 (a)(b)	2,000,000	1,949,494
LCM XVIII LP, Series 18A, Class E, 5.606%, 4/20/2027 (a)(b)	2,000,000	1,833,514
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 3.963%, 4/20/2026 (a)(b)(c)	5,000,000	4,901,000
Magnetite XII Ltd., Series 2015-12A, Class E, 5.405%, 4/15/2027 (a)(b)	5,000,000	4,607,470
MidOcean Credit CLO IV, Series 2015-4A, Class D, 4.153%, 4/15/2027 (a)(b)(c)	5,750,000	5,607,084
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.834%, 11/14/2026 (a)(b)(c)	5,750,000	5,715,989
Venture X CLO Ltd., Series 2012-10I, Class E, 6.275%, 7/20/2022 (a)	500,000	504,868
Venture X CLO Ltd., Series 2012-10X, Class E, 6.275%, 7/20/2022 (a)(c)(f)	500,000	504,868
Venture XI CLO Ltd., Series 2012-11AR, Class ER, 6.427%, 11/14/2022 (a)(b)	3,000,000	3,000,000
Voya CLO Ltd., Series 2015-1A, Class D, 5.862%, 4/18/2027 (a)(b)	2,000,000	1,903,562
Voya CLO Ltd., Series 2015-1A, Class E, 6.762%, 4/18/2027 (a)(b)	4,000,000	3,594,700
York CLO Ltd., Series 2014-1A, Class D, 4.343%, 1/22/2027 (a)(b)(c)	5,000,000	4,937,500

TOTAL COLLATERALIZED LOAN OBLIGATIONS — (Cost $91,933,464)		93,280,669

Collateralized Mortgage Obligations — 38.89%
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.285%, 5/25/2046 I/O (a)	6,124,102	667,527
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.481%, 9/25/2045 (a)	12,158	10,224
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A3, 5.500%, 7/25/2035	6,327	5,857
Chase Mortgage Finance Corp., Series 2006-S2, Class 2A1, 6.000%, 10/25/2036	3,572,296	3,141,860
CHL Mortgage Pass-Through Trust, Series 2006-13, Class 1A14, 6.250%, 9/25/2036	74,795	69,179
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.588%, 5/25/2035 (a)	5,072	4,911
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	10,923	9,741
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A7, 6.000%, 1/25/2037	6,418	5,528
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.878%, 8/10/2047 (a)(b)	1,000,000	964,849
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/2047	5,000,000	5,304,380
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.498%, 2/10/2048 (a)(b)(c)	2,000,000	1,871,967
Commercial Mortgage Trust, Series 2008-LS1, Class AM, 6.240%, 12/10/2049 (a)	15,000	15,287
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.267%, 11/20/2035 I/O (a)	9,134	877
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.136%, 12/20/2035 I/O (a)(b)	31,834	2,435
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.292%, 3/20/2046 I/O (a)	4,823,395	381,453
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 2.600%, 5/20/2046 I/O (a)	6,181,896	556,371
CountryWide Alternative Loan Trust, Series 2006-OA14, Class X2, 1.574%, 11/25/2046 I/O (a)	31,650	1,753
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.381%, 11/25/2035 (a)	25,075	17,066

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 1A3, 5.500%, 11/25/2035 (a)	16,005	15,247
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A1A, 5.431%, 2/25/2036 (a)	27,365	24,567
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.371%, 10/25/2036 (a)	35,206	20,576
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.550%, 3/19/2045 I/O (a)	3,830,720	341,409
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.606%, 12/10/2049 (a)	4,000,000	4,197,024
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/2047	5,000,000	5,443,015
GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/2048	5,000,000	5,209,740
HarborView Mortgage Loan Trust, Series 2005-15, Class X3B, 2.261%, 10/20/2045 I/O (a)	9,516,226	605,889
HarborView Mortgage Loan Trust, Series 2006-4, Class X1, 2.487%, 5/19/2046 I/O (a)	3,462,203	406,809
IMPAC CMB Trust, Series 2005-7, Class A2, 0.461%, 11/25/2035 (a)	4,989,585	4,123,892
IMPAC CMB Trust, Series 2005-7, Class A1, 0.701%, 11/25/2035 (a)	35,640	29,456
IMPAC Secured Assets Corp., Series 2006-4, Class A2B, 0.351%, 1/25/2037 (a)	28,508	24,796
INDYMAC Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.311%, 10/25/2036 (a)	33,393	28,470
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class E, 4.132%, 1/15/2032 (a)(b)	5,000,000	5,030,560
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.356%, 7/15/2040 (a)	5,241,000	5,099,996
Luminent Mortgage Trust, Series 2006-2, Class X, 2.284%, 2/25/2046 I/O (a)	46,791	3,142
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3AX, 0.399%, 9/25/2033 I/O (a)	7,353,466	94,216
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 6.000%, 12/25/2035 (a)	17,955	14,028
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class C, 5.834%, 10/15/2042 (a)	2,000,000	1,982,661
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.330%, 12/12/2049 (a)	5,000,000	4,756,962
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	26,840	19,963
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (a)	17,474	10,354
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.351%, 12/25/2036 (a)	6,587	5,102
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A5, 5.500%, 6/25/2035	1,214,123	1,143,164
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	7,253	5,738
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	11,354	9,887
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	33,331	27,857
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	7,743	6,402
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A4, 6.250%, 1/25/2037	3,483,405	2,885,767
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	674,845	559,670
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2X, 1.000%, 7/25/2036 I/O	9,808,507	485,521
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 1X, 0.600%, 1/25/2037 I/O	24,900,591	834,170
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5X1, 1.328%, 3/25/2046 I/O (a)	6,983,539	223,208
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.903%, 6/15/2049 (a)	3,000,000	2,827,675
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.150%, 2/15/2051 (a)	5,000,000	4,892,555
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 1.960%, 11/25/2036 (a)	4,433	3,949
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7, Class CXPP, 0.471%, 7/25/2046 I/O (a)	13,618,315	253,110
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1XPP, 0.568%, 9/25/2046 I/O (a)	530,813	9,738
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-AR1, Class A1A, 0.441%, 12/25/2035 (a)	35,640	29,820
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA1, Class CX2P, 1.503%, 12/25/2046 I/O (a)	6,327,157	375,485
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.569%, 12/28/2037 (a)	35,884	31,120

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS — (Cost $64,816,124)		65,123,975

Corporate Obligations — 19.76%
Financials — 19.76%
Banc of California, Inc., 5.250%, 4/15/2025 (c)	1,000,000	987,689
Bank Of America Corp., 6.250%, 9/29/2049 (a)	6,000	6,176
Biscayne Bancshares, Inc., 7.125%, 2/25/2025 (d)	5,000,000	5,025,000
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	15,000,000	15,093,750
Citigroup, Inc., 5.900%, 12/29/2049 (a)	5,000	5,066
Community Financial Corp., 6.250%, 2/15/2025 (a)(c)	8,000,000	7,940,000
Eastern Virginia Bankshares, Inc., 6.500%, 5/1/2025 (a)	500,000	502,500
First Bank, 6.750%, 5/1/2025 (d)	500,000	500,000
First NBC Bank Holding Co., 5.750%, 2/18/2025	2,000,000	2,017,322
Goldman Sachs Capital II, 4.000%, 6/1/2043 (a)	7,500	5,869
Heartland Financial USA, Inc., 5.750%, 12/30/2024	2,000	2,020
Noah Bank, 9.000%, 4/17/2025 (d)	1,000,000	1,000,000
Wachovia Capital Trust III, 5.570%, 3/15/2042 (a)	8,000	8,010

TOTAL CORPORATE OBLIGATIONS — (Cost $33,023,949)		33,093,402

Mortgage-Backed Securities - U.S. Government Agency Issues — 0.82%
Federal National Mortgage Association, Series 2014-85, Class OI, 3.500%, 12/25/2044 I/O	1,353,338	206,690
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 I/O	935,276	163,942
Government National Mortgage Association, Series 2010-127, Class NI, 4.000%, 2/20/2039 I/O	2,021,801	207,924
Government National Mortgage Association, Series 2012-47, Class PI, 3.500%, 12/20/2039 I/O	1,229,855	110,536
Government National Mortgage Association, Series 2014-57, Class IY, 3.500%, 2/20/2041 I/O	1,697,290	167,130
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 I/O	3,041,694	521,447

TOTAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES — (Cost $1,487,814)		1,377,669

Short Term Investments — 5.18%
Money Market Funds — 5.18%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.09% (e)	8,670,957	8,670,957

TOTAL SHORT TERM INVESTMENTS — (Cost $8,670,957)		8,670,957

TOTAL INVESTMENTS — 120.87% (Cost $200,807,242)		202,421,219

Liabilities in Excess of Other Assets — (20.87%)		(34,957,068)

NET ASSETS — 100.00%		$167,464,151

(a)	Variable or Floating Rate Security. Rate disclosed as of April 30, 2015.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees. At April 30, 2015 the value of these securities amounted to $116,109,041 or 69.33% of nets assets
(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. On April 30, 2015 securities valued at $52,489,834 were pledged as collateral for reverse repurchase agreements.
(d)	Illiquid security. Total fair value of illiquid securities held as of April 30, 2015 was $6,525,000 or 3.90% of net assets
(e)	Rate disclosed is the seven day yield as of April 30, 2015.
(f)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of this security totals $504,868 or 0.30% of net assets.

I/O Interest Only Security

The cost basis of investments for federal income tax purposes at April 30, 2015 was as follows*:

Cost of investments	$200,807,242

Gross unrealized appreciation	2,074,358
Gross unrealized depreciation	(460,381)

Net unrealized appreciation	$1,613,977

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Angel Oak Flexible Income Fund

Schedule of Open Futures Contracts

April 30, 2015 (Unaudited)

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year ERIS Aged Standard Swap Future	December 2019	1	$95,942	$(1,777)
5 Year ERIS Aged Standard Swap Future	March 2020	62	5,982,684	(77,404)
5 Year ERIS Aged Standard Swap Future	June 2020	54	5,240,457	5,423
10 Year ERIS Aged Standard Swap Future	December 2024	16	1,455,589	(19,721)
10 Year ERIS Aged Standard Swap Future	June 2024	44	3,842,410	(22,717)
10 Year ERIS Aged Standard Swap Future	March 2025	45	4,123,251	(97,197)
10 Year ERIS Aged Standard Swap Future	June 2025	15	1,418,643	12,886

				$(200,507)

Angel Oak Flexible Income Fund

Schedule of Open Reverse Repurchase Agreements

April 30, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
RBC Capital Markets	1.63%	3/30/2015	6/29/2015	$2,901,874	$2,890,000
RBC Capital Markets	1.68%	3/31/2015	6/29/2015	3,530,727	3,516,000
RBC Capital Markets	1.47%	3/27/2015	6/29/2015	2,397,254	2,388,000
RBC Capital Markets	1.62%	3/27/2015	6/29/2015	3,664,421	3,649,000
RBC Capital Markets	1.62%	3/27/2015	6/29/2015	3,892,381	3,876,000
RBC Capital Markets	1.62%	3/27/2015	6/29/2015	3,512,783	3,498,000
RBC Capital Markets	0.97%	3/24/2015	6/24/2015	4,818,877	4,807,000
RBC Capital Markets	0.97%	3/24/2015	6/24/2015	4,964,235	4,952,000
RBC Capital Markets	0.97%	3/24/2015	6/24/2015	4,753,716	4,742,000

					$34,318,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in the amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

April 30, 2015 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 7.45%
321 Henderson Receivables LLC, Series 2014-1A, Class B, 4.940%, 3/16/2065 (b)	$1,500,000	$1,588,856
321 Henderson Receivables LLC, Series 2012-3A, Class A, 3.220%, 9/15/2065 (b)	11,675,183	11,773,447
321 Henderson Receivables LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (b)	1,000,000	1,153,613
321 Henderson Receivables LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (b)	5,909,483	6,100,669
321 Henderson Receivables LLC, Series 2013-3A, Class A, 4.080%, 1/17/2073 (b)	4,644,850	4,920,203
321 Henderson Receivables LLC, Series 2014-3A, Class A, 3.500%, 6/15/2077 (b)	9,926,820	10,048,875
ACE Securities Corp., Series 2006-HE2, Class A2C, 0.341%, 5/25/2036 (a)	4,734,710	4,236,974
ACE Securities Corp., Series 2006-CW1, Class A2C, 0.321%, 7/25/2036 (a)	8,485,946	6,305,533
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (b)(c)	6,911,591	7,023,559
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2, 0.281%, 2/25/2036 (a)	10,016,415	8,631,936
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A5, 0.241%, 3/25/2036 (a)	6,640,666	5,034,887
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A2, 0.291%, 3/25/2036 (a)	4,619,817	3,519,451
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3, 0.331%, 5/25/2036 (a)	19,846,478	15,407,873
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 5.721%, 1/25/2037 (a)	15,900,641	8,623,363
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 5.737%, 1/25/2037 (a)	10,799,131	5,860,753
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 5.835%, 1/25/2037 (a)	12,964,211	7,068,412
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 5.910%, 1/25/2037 (a)	2,159,826	1,181,399
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 6.004%, 1/25/2037 (a)	8,186,257	4,487,534
Drug Royalty II LP, Series 2014-1, Class A2, 3.484%, 7/15/2023 (b)	4,533,430	4,607,683
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A2, 0.371%, 5/25/2036 (a)	12,009,296	7,939,982
Fieldstone Mortgage Investment Corp., Series 2007-1, Class 2A3, 0.521%, 4/25/2037 (a)	16,229,448	11,078,757
Fremont Home Loan Trust, Series 2006-C, Class 2A2, 0.331%, 10/25/2036 (a)(c)	39,576,053	19,914,769
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	4,950,000	4,945,486
INDYMAC Residential Asset Backed Trust, Series 2006-E, Class 2A2, 0.301%, 4/25/2037 (a)	4,738,818	3,142,689
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 0.431%, 11/25/2035 (a)(c)	29,771,973	19,896,312
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A3, 0.281%, 10/25/2036 (a)	28,794,661	18,288,785
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.341%, 10/25/2036 (a)	9,893,540	6,347,121
Morgan Stanley Capital I, Inc. Trust, Series 2007-HE1, Class A2B, 0.281%, 11/25/2036 (a)	3,017,295	1,928,359
Morgan Stanley Capital I, Inc. Trust, Series 2007-HE1, Class A2C, 0.331%, 11/25/2036 (a)	17,077,563	10,987,567
New Century Home Equity Loan Trust, Series 2006-2, Class A2B, 0.341%, 8/25/2036 (a)	8,817,465	6,737,989
Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, 0.371%, 4/25/2037 (a)	18,811,212	15,668,630
Nomura Home Equity Loan Trust, Series 2006-HE3, Class 2A3, 0.331%, 7/25/2036 (a)	12,639,687	10,884,452
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 0.421%, 4/25/2037 (a)	4,335,285	2,635,619
Ownit Mortgage Loan Trust, Series 2006-1, Class AF2, 5.290%, 10/25/2035 (a)	14,541,812	9,131,139
Securitized Asset Backed Receivables LLC, Series 2006-HE2, Class A2B, 0.281%, 7/25/2036 (a)(c)	35,545,616	20,220,515
SolarCity LMC LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	2,141,064	2,254,977
Specialty Underwriting & Residential Finance Trust, Series 2006-BC5, Class A2C, 0.281%, 11/25/2037 (a)	5,135,875	3,396,251
Stone Street Receivables Funding LLC, Series 2015-1A, Class A, 3.570%, 12/15/2054 (b)	5,000,000	4,996,960

TOTAL ASSET-BACKED SECURITIES — (Cost $299,576,217)		297,971,379

Collateralized Loan Obligations — 17.88%
Acis CLO Ltd., Series 2013-1A, Class E, 5.875%, 4/18/2024 (a)(b)	12,000,000	11,002,500
Acis CLO Ltd., Series 2014-3A, Class E, 5.005%, 2/1/2026 (a)(b)(c)	4,500,000	3,831,341
Adams Mill CLO Ltd., Series 2014-1A, Class E1, 5.275%, 7/15/2026 (a)(b)	3,000,000	2,621,991
ALM XIV Ltd., Series 2014-14A, Class D, 5.106%, 7/28/2026 (a)(b)	7,500,000	6,778,223
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.725%, 1/15/2022 (a)(b)	1,000,000	1,002,814
AMMC CLO XV Ltd., Series 2014-15A, Class D, 4.436%, 12/9/2026 (a)(b)	3,000,000	3,027,480
Ares XXVII CLO Ltd., Series 2013-2X, Class D, 4.029%, 7/28/2025 (a)(g)	2,875,000	2,819,970
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 5.129%, 7/28/2025 (a)(b)(c)	5,500,000	4,995,865
Ares XXXIII CLO Ltd., Series 2015-1A, Class A2, 2.505%, 12/5/2026 (a)(b)	4,800,000	4,799,798
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.230%, 12/5/2026 (a)(b)	6,000,000	5,720,382
Arrowpoint CLO Ltd., Series 2014-2A, Class E, 4.988%, 3/12/2026 (a)(b)(c)	6,000,000	5,323,608
Arrowpoint CLO Ltd., Series 2014-3A, Class D, 5.375%, 10/15/2026 (a)(b)	11,000,000	11,225,236
Arrowpoint CLO Ltd., Series 2014-3A, Class E, 7.625%, 10/15/2026 (a)(b)	3,600,000	3,619,768

Arrowpoint CLO Ltd., Series 2015-4A, Class D, 4.767%, 4/18/2027 (a)(b)	10,375,000	10,176,059
Arrowpoint CLO Ltd., Series 2015-4A, Class E, 7.167%, 4/18/2027 (a)(b)	9,000,000	8,776,332
Avery Point III CLO Ltd., Series 2013-3A, Class E, 5.275%, 1/18/2025 (a)(b)	6,000,000	5,406,642
Babson CLO Ltd., Series 2013-IIA, Class C, 3.525%, 1/18/2025 (a)(b)	4,500,000	4,338,347
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class C, 0.396%, 4/18/2027 (a)(b)	8,250,000	8,089,785
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A2, 2.514%, 4/18/2027 (a)(b)(c)	15,000,000	15,092,205
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class B, 3.314%, 4/18/2027 (a)(b)	10,000,000	9,936,620
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 5.814%, 4/18/2027 (a)(b)	3,000,000	2,780,178
BlueMountain CLO Ltd., Series 2015-1A, Class A1, 1.772%, 4/13/2027 (a)(b)	10,000,000	9,995,000
BlueMountain CLO Ltd., Series 2015-1A, Class A2, 2.512%, 4/13/2027 (a)(b)	5,000,000	5,000,000
BlueMountain CLO Ltd., Series 2015-1A, Class B, 3.412%, 4/13/2027 (a)(b)	5,000,000	5,000,000
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.674%, 4/17/2025 (a)(b)	5,500,000	4,860,900
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.575%, 1/15/2024 (a)(b)	3,000,000	3,015,987
Carlyle Global Market Strategies CLO Ltd., Series 2012-1A, Class F, 7.525%, 4/20/2022 (a)(b)	5,000,000	4,827,735
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.775%, 1/20/2025 (a)(b)	2,850,000	2,813,067
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.747%, 12/20/2023 (a)(b)(c)	8,750,000	8,863,111
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.265%, 12/5/2024 (a)(b)	3,630,000	3,657,265
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.265%, 12/5/2024 (a)(b)	2,000,000	1,879,130
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.253%, 1/29/2025 (a)(b)	9,750,000	9,587,555
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.153%, 1/29/2025 (a)(b)	1,000,000	934,143
CIFC Funding Ltd., Series 2013-1A, Class E, 6.379%, 4/16/2025 (a)(b)(c)	4,800,000	4,296,000
CIFC Funding Ltd., Series 2015-2A, Class A, 1.747%, 4/15/2027 (a)(b)	5,000,000	4,987,500
CIFC Funding Ltd., Series 2015-2A, Class D, 3.927%, 4/15/2027 (a)(b)	9,300,000	8,931,720
CIFC Funding Ltd., Series 2015-2A, Class E, 5.777%, 4/15/2027 (a)(b)	3,000,000	2,763,300
ColumbusNova CLO Ltd., Series 2007-2A, Class D, 4.775%, 10/15/2021 (a)(b)	3,440,000	3,444,021
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.261%, 11/21/2022 (a)(b)(c)	5,000,000	5,014,895
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.761%, 11/21/2022 (a)(b)(c)	6,625,000	6,474,175
Crown Point CLO Ltd., Series 2013-2A, Class B1L, 3.820%, 12/31/2023 (a)(b)(c)	4,000,000	3,791,292
Cutwater Ltd., Series 2014-2A, Class C, 4.638%, 1/15/2027 (a)(b)	4,000,000	4,024,192
Cutwater Ltd., Series 2014-2A, Class D, 6.088%, 1/15/2027 (a)(b)	2,000,000	1,892,238
Doral CLO Ltd., Series 2012-3A, Class C, 4.770%, 12/19/2022 (a)(b)	13,000,000	13,147,576
Doral CLO Ltd., Series 2012-2A, Class C, 4.761%, 5/26/2023 (a)(b)	8,500,000	8,583,708
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.157%, 8/15/2025 (a)(b)	9,000,000	7,928,352
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class C, 3.125%, 4/18/2026 (a)(b)	1,200,000	1,184,897
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class E, 4.525%, 4/18/2026 (a)(b)	2,500,000	2,216,055
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class D, 4.020%, 11/10/2025 (a)(b)	7,000,000	6,896,526
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.103%, 7/15/2025 (a)(b)	3,000,000	2,751,711
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.867%, 12/24/2023 (a)(b)	3,000,000	2,936,406
Finn Square CLO Ltd., Series 2012-1A, Class D, 5.317%, 12/24/2023 (a)(b)(c)	4,600,000	4,369,144
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 4.125%, 10/19/2025 (a)(b)	7,750,000	7,498,900
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.670%, 12/20/2024 (a)(b)	3,000,000	2,726,763
Hildene CLO III Ltd., Series 2014-3A, Class E, 5.525%, 10/20/2026 (a)(b)	2,000,000	1,781,000
ING Investment Management CLO Ltd., Series 2012-1RA, Class DR, 5.471%, 3/14/2022 (a)(b)	2,000,000	2,017,010
ING Investment Management CLO Ltd., Series 2012-1RA, Class ER, 6.771%, 3/14/2022 (a)(b)	2,000,000	1,978,608
ING Investment Management CLO Ltd., Series 2014-1A, Class D, 5.175%, 4/18/2026 (a)(b)(c)	9,500,000	8,688,064
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 4.025%, 1/20/2021 (a)(b)	7,000,000	6,876,863
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 3.011%, 2/20/2022 (a)(b)	5,000,000	4,926,295
JFIN Revolver CLO Ltd., Series 2015-3A, Class C, 2.547%, 4/20/2023 (a)(b)	19,000,000	18,050,000
JFIN Revolver CLO Ltd., Series 2015-3A, Class D, 3.567%, 4/20/2023 (a)(b)	11,000,000	10,450,000
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.125%, 4/30/2023 (a)(b)(c)	4,000,000	3,907,932
JMP Credit Advisors CLO III Ltd., Series 2013-1A, Class E, 5.525%, 4/30/2023 (a)(b)	8,200,000	7,617,767
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class D, 5.374%, 10/17/2025 (a)(b)	9,300,000	9,549,714
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.624%, 10/17/2025 (a)(b)	7,650,000	7,697,376
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.525%, 7/22/2024 (a)(b)	2,500,000	2,377,810
KVK CLO Ltd., Series 2015-1A, Class D, 4.000%, 5/20/2027 (a)(b)	7,600,000	7,220,000
LCM XVIII LP, Series 18A, Class D, 4.056%, 4/20/2027 (a)(b)	1,000,000	974,747
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.525%, 1/15/2024 (a)(b)	9,000,000	8,976,429
Madison Park Funding XV Ltd., Series 2014-15A, Class D, 5.664%, 1/27/2026 (a)(b)	5,000,000	4,777,170

Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 3.963%, 4/20/2026 (a)(b)(c)	3,000,000	2,940,600
Magnetite XI Ltd., Series 2014-11A, Class D, 5.425%, 1/19/2027 (a)(b)	5,000,000	4,620,025
MidOcean Credit CLO IV, Series 2015-4A, Class D, 4.153%, 4/15/2027 (a)(b)(c)	5,000,000	4,875,725
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.777%, 1/23/2024 (a)(b)(c)	5,050,000	5,115,281
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class D, 5.483%, 11/14/2025 (a)(b)	3,000,000	2,732,733
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.024%, 6/2/2025 (a)(b)	4,000,000	3,614,924
NewStar Clarendon Fund CLO LLC, Series 2014-1A, Class D, 4.593%, 1/25/2027 (a)(b)	7,465,000	6,972,594
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.558%, 8/13/2025 (a)(b)	25,000,000	24,819,925
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.258%, 8/13/2025 (a)(b)(c)	4,000,000	3,946,416
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.775%, 1/15/2024 (a)(b)	6,300,000	5,634,449
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.834%, 11/14/2026 (a)(b)	8,500,000	8,449,723
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class D1, 4.176%, 11/25/2025 (a)(b)	4,250,000	4,223,008
OFSI Fund VI Ltd., Series 2014-6A, Class D, 5.120%, 3/20/2025 (a)(b)	8,000,000	6,932,344
OFSI Fund VII Ltd., Series 2014-7A, Class D, 5.275%, 10/18/2026 (a)(b)	10,600,000	10,659,879
OFSI Fund VII Ltd., Series 2014-7A, Class E, 7.525%, 10/18/2026 (a)(b)	7,000,000	7,035,735
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.757%, 5/15/2023 (a)(b)	3,000,000	3,025,443
OZLM IX Ltd., Series 2014-9A, Class C, 3.875%, 1/20/2027 (a)(b)	5,000,000	4,782,765
OZLM IX Ltd., Series 2014-9A, Class D, 5.425%, 1/20/2027 (a)(b)	5,000,000	4,615,650
Portola CLO Ltd., Series 2007-1A, Class E, 6.657%, 11/15/2021 (a)(b)(c)	2,747,252	2,747,801
Regatta V Funding Ltd., Series 2014-1A, Class D, 5.133%, 10/25/2026 (a)(b)	5,000,000	4,460,535
Saranac CLO I Ltd., Series 2013-1A, Class D, 3.827%, 10/26/2024 (a)(b)(c)	4,000,000	3,770,400
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.775%, 10/20/2023 (a)(b)(c)	8,000,000	7,669,968
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.775%, 10/20/2023 (a)(b)(c)	13,100,000	11,632,787
Seneca Park CLO Ltd., Series 2014-1A, Class D, 3.775%, 7/17/2026 (a)(b)	3,000,000	2,910,786
Shackleton CLO Ltd., Series 2012-1A, Class D, 5.008%, 8/12/2023 (a)(b)	6,000,000	6,063,558
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 4.993%, 10/30/2026 (a)(b)	11,700,000	12,026,547
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 4.777%, 4/26/2025 (a)(b)(c)	5,000,000	4,509,495
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 3.775%, 1/21/2026 (a)(b)	6,000,000	5,829,120
Steele Creek CLO Ltd., Series 2014-1A, Class D, 3.662%, 8/21/2026 (a)(b)	3,212,000	3,003,506
Steele Creek CLO Ltd., Series 2014-1A, Class E2, 7.212%, 8/21/2026 (a)(b)	2,000,000	1,965,944
Steele Creek CLO Ltd., Series 2014-1X, Class E2, 7.212%, 8/21/2026 (a)(b)	500,000	491,486
Steele Creek CLO Ltd., Series 2015-1A, Class D, 4.261%, 2/21/2027 (a)(b)	3,000,000	2,912,589
Sudbury Mill CLO Ltd., Series 2013-1A, Class E, 5.024%, 1/17/2026 (a)(b)(c)	2,000,000	1,727,800
TICC CLO LLC, Series 2012-1A, Class D1, 6.012%, 8/25/2023 (a)(b)(c)	7,000,000	7,005,530
Tralee CLO III Ltd., Series 2014-3A, Class E, 7.275%, 7/20/2026 (a)(b)	5,000,000	5,015,560
Tuolumne Grove CLO Ltd., Series 2014-1A, Class E, 5.027%, 4/25/2026 (a)(b)	8,000,000	6,900,472
Venture X CLO Ltd., Series 2012-10X, Class E, 6.275%, 7/20/2022 (a)(g)	3,000,000	3,029,208
Venture XI CLO Ltd., Series 2012-11AR, Class ER, 6.427%, 11/14/2022 (a)(b)	3,000,000	3,000,000
Venture XI CLO Ltd., Series 2012-11A, Class E, 6.757%, 11/14/2022 (a)(b)	4,000,000	4,069,400
Venture XIX CLO Ltd., Series 2014-19A, Class D, 4.240%, 1/15/2027 (a)(b)	10,000,000	9,815,960
Venture XX CLO Ltd., Series 2015-20A, Class D, 4.121%, 4/15/2027 (a)(b)	6,000,000	5,804,400
Venture XXI CLO Ltd., Series 2012-12A, Class E, 5.562%, 2/28/2024 (a)(b)(c)	10,000,000	9,463,020
Vibrant CLO II Ltd., Series 2012-1A, Class C, 4.774%, 7/17/2024 (a)(b)(c)	10,200,000	10,301,745
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.878%, 7/24/2024 (a)(b)	3,000,000	2,885,385
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.178%, 7/24/2024 (a)(b)	3,200,000	2,833,731
Voya CLO Ltd., Series 2012-3AR, Class ER, 6.215%, 10/15/2022 (a)(b)	5,000,000	5,000,000
Voya CLO Ltd., Series 2014-3A, Class D, 5.277%, 7/25/2026 (a)(b)	7,000,000	6,269,200
Voya CLO Ltd., Series 2015-1A, Class D, 5.862%, 4/18/2027 (a)(b)	2,000,000	1,903,562
Voya CLO Ltd., Series 2015-1A, Class E, 6.762%, 4/18/2027 (a)(b)	3,000,000	2,696,025
Washington Mill CLO Ltd., Series 2014-1A, Class D, 3.725%, 4/20/2026 (a)(b)(c)	5,000,000	4,713,000
Washington Mill CLO Ltd., Series 2014-1A, Class E, 5.125%, 4/20/2026 (a)(b)(c)	5,000,000	4,435,000
West CLO Ltd., Series 2012-1A, Class D, 6.755%, 10/30/2023 (a)(b)(c)	5,000,000	4,879,040
Wind River CLO Ltd., Series 2012-1A, Class D, 5.275%, 1/15/2024 (a)(b)	4,000,000	4,040,800
Wind River CLO Ltd., Series 2012-1A, Class E, 5.525%, 1/15/2024 (a)(b)(c)	5,000,000	4,845,690
Wind River CLO Ltd., Series 2014-1A, Class E, 5.225%, 4/20/2026 (a)(b)	5,000,000	4,387,685
York CLO Ltd., Series 2014-1A, Class D, 4.343%, 1/22/2027 (a)(b)	3,000,000	2,962,500
Zais CLO Ltd., Series 2015-3A, Class C, 4.074%, 7/15/2027 (a)(b)	7,000,000	6,492,500

TOTAL COLLATERALIZED LOAN OBLIGATIONS — (Cost $713,701,530)		714,994,147

Collateralized Mortgage Obligations — 74.65%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.530%, 7/25/2035 (a)	1,856,073	1,783,248
Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 2.740%, 8/25/2035 (a)	183,020	180,105
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 2.653%, 11/25/2035 (a)	16,624,795	14,271,655
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 2.653%, 11/25/2035 (a)	11,472,604	9,848,725
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.571%, 6/25/2037 (a)(c)	7,586,290	6,765,173
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.285%, 5/25/2046 I/O (a)	78,704,532	8,578,794
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.069%, 10/25/2034 (a)	2,778,106	2,650,169
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035 (c)	40,161,281	34,683,403
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.481%, 9/25/2045 (a)	14,402,230	12,110,489
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.751%, 9/25/2045 (a)	1,452,129	1,250,930
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.481%, 11/25/2045 (a)	18,054,285	14,563,959
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A3, 5.500%, 7/25/2035	1,352,668	1,252,147
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	2,550,240	2,360,724
Bank of America Commercial Mortgage Trust, Series 2007-3, Class AM, 5.735%, 6/10/2049 (a)	3,000,000	3,230,098
Bank of America Commercial Mortgage Trust, Series 2007-5, Class AJ, 6.189%, 2/10/2051 (a)	5,000,000	5,136,405
Bank of America Funding Corp., Series 2005-F, Class 4A1, 2.662%, 9/20/2035 (a)	3,216,716	2,787,043
Bank of America Funding Corp., Series 2007-C, Class 4A2, 5.156%, 5/20/2036 (a)	4,424,829	4,273,097
Bank of America Funding Corp., Series 2007-C, Class 4A3, 5.156%, 5/20/2036 (a)	26,294,591	25,392,923
Bank of America Funding Corp., Series 2006-5, Class 1A4, 6.000%, 9/25/2036	10,762,034	9,660,314
Bank of America Funding Corp., Series 2007-D, Class 3A3, 5.292%, 6/20/2037 (a)	5,186,340	4,914,369
Bank of America Funding Corp., Series 2007-D, Class 3A1, 5.292%, 6/20/2037 (a)	306,211	290,153
Bank of America Mortgage Securities, Inc., Series 2004-I, Class 2A2, 2.705%, 10/25/2034 (a)	356,831	358,155
Bank of America Mortgage Securities, Inc., Series 2005-E, Class 2A1, 2.670%, 6/25/2035 (a)	1,336,649	1,288,043
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.709%, 10/25/2035 (a)	206,002	182,470
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 4A1, 5.016%, 10/25/2035 (a)(c)	6,013,657	5,759,306
Bank of America Mortgage Securities, Inc., Series 2006-2, Class A1, 6.000%, 7/25/2046 (a)	14,251,955	13,541,466
BCAP LLC Trust, Series 2014-RR2, Class 6A8, 0.413%, 10/28/2036 (a)(b)	17,848,403	14,100,238
BCAP LLC Trust, Series 2006-AA2, Class A1, 0.351%, 1/25/2037 (a)	6,942,627	5,555,476
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.381%, 10/25/2047 (a)(c)	30,928,614	26,792,468
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 2.719%, 3/25/2035 (a)	2,044,838	1,997,455
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 12A1, 2.497%, 2/25/2036 (a)	5,146,267	4,589,261
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 2.589%, 7/25/2036 (a)	3,322,398	2,792,453
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.337%, 7/25/2035 (a)	4,482,137	4,382,786
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.700%, 9/25/2035 (a)	35,738,521	30,768,007
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 0.721%, 10/25/2035 (a)	31,215,162	27,749,623
Bear Stearns ALT-A Trust, Series 2005-10, Class 23A1, 2.708%, 1/25/2036 (a)	9,608,811	7,930,267
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 0.681%, 8/25/2035 (a)	4,632,235	3,868,357
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM, 5.363%, 2/11/2044	9,000,000	9,332,010
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.361%, 10/25/2036 (a)(c)	29,980,630	23,579,856
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1X, 0.400%, 10/25/2036 I/O	97,076,310	1,989,288
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A1, 0.371%, 1/25/2037 (a)(c)	27,123,681	22,218,038
CD Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048	10,000,000	9,725,700
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (a)(b)(c)	7,931,000	7,382,968
Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1, 2.454%, 12/25/2035 (a)	1,565,857	1,431,288
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 4.719%, 12/25/2035 (a)(c)	5,890,563	5,677,846
Chase Mortgage Finance Corp., Series 2006-S2, Class 2A1, 6.000%, 10/25/2036	14,905,099	13,109,139
Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.688%, 7/25/2037 (a)	1,374,081	1,280,901
ChaseFlex Trust, Series 2006-1, Class A4, 6.300%, 6/25/2036 (a)(c)	32,574,000	28,335,439
ChaseFlex Trust, Series 2006-2, Class A4, 6.340%, 9/25/2036 (a)(c)	13,413,340	12,783,463
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.681%, 2/25/2037 (a)	4,961,202	3,425,224
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	3,443,169	2,977,880
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.331%, 1/25/2036 (a)(b)	10,224,359	9,310,107
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 0.381%, 1/25/2036 (a)(b)	8,207,286	7,525,695
Chevy Chase Mortgage Funding Corp., Series 2005-4A, Class IO, 1.318%, 4/25/2037 I/O (a)(b)	66,193,104	3,476,396
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A, 3.251%, 5/11/2035 (b)	6,110,000	6,316,762
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 5.063%, 3/12/2047 (a)(b)	9,000,000	8,947,453
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class D, 4.658%, 7/12/2047 (a)(b)	10,000,000	9,555,645
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.635%, 10/11/2047	5,000,000	5,318,817

Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.192%, 4/10/2048	8,000,000	8,239,614
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.963%, 3/17/2049 (a)	4,900,000	5,118,212
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.588%, 5/25/2035 (a)	732,801	709,558
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 2.779%, 11/25/2035 (a)	9,568,327	8,820,380
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 4.623%, 11/25/2035 (a)	511,068	461,855
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 2.602%, 3/25/2036 (a)	438,285	419,838
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.478%, 8/25/2036 (a)	4,316,643	4,048,355
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	1,375,211	1,226,374
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A7, 6.000%, 1/25/2037	677,409	583,552
Commercal Mortgage Trust, Series 2014-CR14, Class D, 4.757%, 2/10/2047 (a)(b)	5,000,000	5,004,797
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.913%, 12/10/2023 (a)(b)	5,000,000	5,009,847
Commercial Mortgage Trust, Series 2014-BBG, Class A, 0.982%, 3/15/2029 (a)(b)	5,170,000	5,164,587
Commercial Mortgage Trust, Series 2013-300P, Class A1, 4.353%, 8/10/2030 (b)	7,630,000	8,491,122
Commercial Mortgage Trust, Series 2013-WWP, Class A2, 3.424%, 3/15/2031 (b)	4,875,000	5,098,702
Commercial Mortgage Trust, Series 2013-CR9, Class D, 4.401%, 7/12/2045 (a)(b)	5,000,000	4,804,725
Commercial Mortgage Trust, Series 2012-CR4, Class D, 4.727%, 10/15/2045 (a)(b)	3,000,000	3,032,532
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.313%, 3/10/2046 (a)(b)(c)	6,146,000	5,352,007
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.254%, 10/10/2046 (a)(b)	5,000,000	5,119,130
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.339%, 10/10/2046 (a)(b)	8,568,000	8,716,291
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278%, 4/10/2047	10,000,000	10,938,195
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.959%, 5/10/2047 (a)(b)	8,250,000	8,147,065
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694%, 8/10/2047	10,000,000	10,653,375
Commercial Mortgage Trust, Series 2014-UBS4, Class C, 4.781%, 8/10/2047 (a)	5,000,000	5,147,807
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.878%, 8/10/2047 (a)(b)	9,000,000	8,683,645
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.878%, 8/10/2047 (a)	5,837,000	6,219,026
Commercial Mortgage Trust, Series 2014-UBS5, Class C, 4.766%, 9/10/2047 (a)	4,000,000	4,216,852
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047 (b)	4,000,000	3,545,322
Commercial Mortgage Trust, Series 2014-UBS6, Class A5, 3.644%, 12/10/2047	5,000,000	5,318,472
Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	10,000,000	10,373,415
Commercial Mortgage Trust, Series 2015-DC1, Class AM, 3.724%, 2/10/2048	5,000,000	5,208,030
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.498%, 2/10/2048 (a)(b)(c)	5,000,000	4,679,917
Commercial Mortgage Trust, Series 2015-DC1, Class C, 4.498%, 2/10/2048	5,000,000	5,168,520
Commercial Mortgage Trust, Series 2015-CR22, Class A5, 3.309%, 3/10/2048	10,000,000	10,352,955
Commercial Mortgage Trust, Series 2015-CR22, Class D, 4.266%, 3/10/2048 (a)(b)	10,000,000	9,120,875
Commercial Mortgage Trust, Series 2008-LS1, Class AM, 6.240%, 12/10/2049 (a)	14,985,000	15,271,476
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/2037 (a)(b)	10,000,000	10,256,370
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	993,380	970,992
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,583,704	1,527,144
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	2,127,878	2,144,931
CountryWide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.391%, 5/25/2035 (a)	1,454,839	1,207,810
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.681%, 7/25/2035 (a)	1,109,667	943,679
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.681%, 7/25/2035 (a)	2,495,226	1,956,427
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,585,790	1,536,439
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.481%, 8/25/2035 (a)	17,672,118	15,272,103
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 2.151%, 8/25/2035 I/O (a)	51,054,855	3,580,171
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035	13,998,312	13,629,317
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,998,570	1,846,197
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.681%, 10/25/2035 (a)	928,462	752,834
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.156%, 10/25/2035 I/O (a)	61,965,771	5,015,881
CountryWide Alternative Loan Trust, Series 2005-51, Class 2X, 2.076%, 11/20/2035 I/O (a)	32,273,329	2,466,134
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.267%, 11/20/2035 I/O (a)	73,367,366	7,043,927
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.231%, 11/25/2035 I/O (a)	69,100,835	5,877,648
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.136%, 12/20/2035 I/O (a)(b)	185,998,041	14,228,850
CountryWide Alternative Loan Trust, Series 2005-59R, Class A, 2.166%, 12/20/2035 I/O (a)(b)	46,804,893	3,354,319
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035 (c)	6,025,732	5,589,590
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	2,072,248	1,888,212
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.027%, 5/25/2036 I/O (a)	63,632,223	5,330,471
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.292%, 3/20/2046 I/O (a)	13,505,505	1,068,069
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1, 2.416%, 5/20/2046 I/O (a)	63,779,204	5,293,674

CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 2.600%, 5/20/2046 I/O (a)	131,134,377	11,802,094
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.724%, 8/25/2046 I/O (a)	52,008,666	3,309,884
CountryWide Alternative Loan Trust, Series 2006-OA12, Class X, 2.530%, 9/20/2046 I/O (a)	81,870,572	7,261,756
CountryWide Alternative Loan Trust, Series 2006-OA14, Class X2, 1.574%, 11/25/2046 I/O (a)	81,035,401	4,487,984
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.492%, 12/20/2046 I/O (a)	15,466,590	1,177,147
CountryWide Alternative Loan Trust, Series 2006-OA19, Class XP, 2.523%, 2/20/2047 I/O (a)	41,323,867	3,927,214
CountryWide Alternative Loan Trust, Series 2007-HY3, Class 3A1, 5.620%, 3/25/2047 (a)	432,835	368,786
CountryWide Home Loan Mortgage Pass Through, Series 2004-HYB3, Class 2A, 2.203%, 6/20/2034 (a)	1,495,083	1,430,714
CountryWide Home Loan Mortgage Pass Through, Series 2004-11, Class 3A1, 2.506%, 7/25/2034 (a)	1,490,271	1,490,008
CountryWide Home Loan Mortgage Pass Through, Series 2005-7, Class 3X, 0.853%, 3/25/2035 (a)	3,671,564	146,014
CountryWide Home Loan Mortgage Pass Through, Series 2005-2, Class 2X, 2.082%, 3/25/2035 I/O (a)	29,984,630	1,799,078
CountryWide Home Loan Mortgage Pass Through, Series 2005-9, Class 1X, 2.106%, 5/25/2035 I/O (a)	54,566,910	3,606,873
CountryWide Home Loan Mortgage Pass Through, Series 2005-HYB8, Class 3A1, 2.494%, 12/20/2035 (a)	767,112	696,409
CountryWide Home Loan Mortgage Pass Through, Series 2006-12, Class X, 0.265%, 7/25/2036 I/O (a)	120,455,053	938,947
CountryWide Home Loan Mortgage Pass Through, Series 2007-9, Class A13, 5.750%, 7/25/2037 (c)	14,046,267	13,275,309
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.631%, 6/25/2035 (a)	1,687,335	1,417,703
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.531%, 10/25/2035 (a)	3,133,234	2,653,737
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,394,471	1,353,291
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	7,636,177	6,870,902
Credit Suisse Mortgage Trust, Series 2011-5R, Class 4A2, 2.534%, 11/27/2035 (a)(b)	10,499,941	6,812,246
Credit Suisse Mortgage Trust, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	3,259,007	3,105,416
Credit Suisse Mortgage Trust, Series 2015-2R, Class 3A2, 0.384%, 4/27/2036 (a)(b)	16,089,605	9,251,523
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A10, 6.000%, 7/25/2036	16,016	13,213
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037 (b)	10,000,000	10,748,875
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505%, 4/15/2050	6,000,000	6,314,517
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (a)(b)	2,000,000	1,807,025
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 1.806%, 8/25/2035 (a)	210,640	170,284
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-4, Class A3, 5.250%, 9/25/2035 (a)	10,777,913	9,537,268
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.381%, 11/25/2035 (a)	3,434,318	2,337,352
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	4,797,170	4,286,876
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.908%, 2/25/2036 (a)	77,547	63,155
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A1A, 5.431%, 2/25/2036 (a)	394,189	353,872
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2C, 5.530%, 2/25/2036 (a)	11,663,206	10,521,577
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1, Class A4, 0.481%, 4/25/2036 (a)	24,486,398	19,466,882
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 0.361%, 5/25/2036 (a)	8,563,314	6,994,600
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (a)	1,241,063	1,050,412
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (a)	5,764,238	4,923,190
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (a)	1,659,667	1,417,725
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (a)	791,477	610,570
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)(c)	8,158,173	6,321,458
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3, 6.510%, 7/25/2036 (a)(c)	7,738,843	5,996,171
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.301%, 8/25/2036 (a)	1,238,142	1,011,146
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A6, 0.461%, 8/25/2036 (a)	1,816,703	1,317,798
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.371%, 10/25/2036 (a)	41,060,929	23,998,470
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A1, 5.869%, 10/25/2036 (a)	357,264	297,191
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A2, 5.886%, 10/25/2036 (a)	357,264	297,456
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (a)	24,453,315	20,481,094
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A1A, 6.005%, 10/25/2036 (a)	3,219,653	2,697,354
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4C, 6.100%, 10/25/2036 (a)	12,350,569	10,354,161
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 0.371%, 12/25/2036 (a)	31,652,489	20,238,602
Deutsche Bank Securities Mortgage Trust, Series 2011-LC2A, Class D, 5.640%, 7/12/2044 (a)(b)	5,000,000	5,385,112
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 1.994%, 11/19/2044 I/O (a)	72,137,541	4,654,098
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.550%, 3/19/2045 I/O (a)	99,180,361	8,839,350
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.391%, 6/19/2045 (a)	4,541,111	4,062,151
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A5, 5.125%, 11/25/2035	1,922,904	1,713,301
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	3,141	2,864
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.210%, 5/25/2036 (a)	2,190,533	1,765,164
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 2.612%, 11/25/2035 (a)	3,848,432	3,597,060
FREMF Mortgage Trust, Series 2015-K44, Class C, 3.685%, 1/25/2025 (b)	5,000,000	4,786,925

FREMF Mortgage Trust, Series 2014-K36, Class C, 4.502%, 12/25/2046 (a)(b)	6,000,000	6,278,667
FREMF Mortgage Trust, Series 2014-K37, Class C, 4.713%, 1/25/2047 (a)(b)	8,500,000	9,000,837
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.606%, 12/10/2049 (a)	10,000,000	10,492,560
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 2A, 3.093%, 5/25/2035 (a)(c)	12,410,365	11,767,632
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 3.948%, 5/25/2035 (a)	1,604,512	1,543,478
GMAC Mortgage Corp. Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	533,181	411,833
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.615%, 9/19/2035 (a)	656,282	624,620
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 4.883%, 11/19/2035 (a)	400,025	380,556
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 3X1, 2.319%, 11/25/2045 I/O (a)	12,951,638	1,016,704
GreenPoint MTA Trust, Series 2005-AR2, Class X1, 2.319%, 6/25/2045 I/O (a)	49,830,157	3,388,500
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.421%, 8/25/2045 (a)	14,936,031	12,419,608
GS Mortgage Securities Trust, Series 2014-GSFL, Class B, 1.932%, 7/15/2031 (a)(b)	10,000,000	10,032,745
GS Mortgage Securities Trust, Series 2014-5R, Class 3B, 0.328%, 2/26/2037 (a)(b)	22,830,149	14,154,692
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.739%, 3/11/2044 (a)(b)	10,000,000	10,904,800
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.907%, 5/12/2045 (a)	3,000,000	3,408,317
GS Mortgage Securities Trust, Series 2012-GCJ9, Class D, 5.016%, 11/13/2045 (a)(b)	3,690,000	3,758,333
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.930%, 8/10/2046 (a)(b)(c)	5,000,000	5,000,420
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.930%, 8/10/2046 (a)(b)	6,600,000	7,097,957
GS Mortgage Securities Trust, Series 2014-GC18, Class C, 5.113%, 1/11/2047 (a)	5,000,000	5,429,998
GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/12/2047	10,000,000	10,957,000
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 5.029%, 4/12/2047 (a)(b)	5,000,000	4,904,915
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.801%, 6/12/2047 (a)(b)	5,000,000	4,788,975
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.759%, 2/12/2048	5,000,000	5,259,623
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.431%, 12/25/2035 (a)	1,090,520	831,232
GSAA Home Equity Trust, Series 2006-1, Class A1, 0.271%, 1/25/2036 (a)	2,069,952	1,243,066
GSAA Home Equity Trust, Series 2006-1, Class A2, 0.401%, 1/25/2036 (a)	12,873,284	7,854,068
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.431%, 1/25/2036 (a)	5,358,391	3,628,370
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (a)	3,142,003	1,844,793
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.361%, 1/25/2037 (a)	20,477,197	12,376,725
GSAA Home Equity Trust, Series 2007-4, Class A3A, 0.481%, 3/25/2037 (a)(c)	65,426,111	40,777,020
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (a)	8,722,205	5,938,644
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 2.232%, 1/25/2035 (a)	1,550,880	1,507,647
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.652%, 4/25/2035 (a)	2,520,204	2,371,048
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 2.620%, 5/25/2035 (a)(c)	5,819,474	5,648,812
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.650%, 5/25/2035 (a)	14,213,548	13,027,811
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A10, 6.000%, 7/25/2035	471,844	468,051
GSR Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 2.444%, 11/25/2035 (a)	5,561,246	4,680,790
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 4.797%, 11/25/2035 (a)	3,214,316	2,940,681
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 4.965%, 11/25/2035 (a)	5,324,972	5,166,836
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.790%, 1/25/2036 (a)	974,311	892,302
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.131%, 2/25/2036 (a)	668,361	579,228
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	3,743,176	3,532,083
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036 (c)	6,224,843	5,121,446
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.481%, 4/25/2037 (a)	15,035,945	8,531,200
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.421%, 6/19/2035 (a)	1,582,647	1,388,982
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.093%, 6/19/2035 I/O (a)	95,973,949	7,758,534
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 1.807%, 6/20/2035 I/O (a)(b)	25,503,074	1,719,927
HarborView Mortgage Loan Trust, Series 2005-12, Class X3B, 0.931%, 10/19/2035 (a)	17,418,929	14,956,816
HarborView Mortgage Loan Trust, Series 2006-1, Class X2A1, 1.068%, 3/19/2036 I/O (a)	16,304,903	213,594
HarborView Mortgage Loan Trust, Series 2006-1, Class X1, 2.216%, 3/19/2036 I/O (a)	167,849,841	12,165,589
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.361%, 11/19/2036 (a)	20,040,516	16,583,968
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.341%, 4/25/2037 (a)	28,756,440	21,596,575
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.381%, 5/19/2037 (a)	32,725,837	28,280,425
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.371%, 8/19/2037 (a)(c)	20,767,445	17,693,136
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.371%, 9/19/2037 (a)	12,296,137	9,747,394
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.431%, 8/19/2045 I/O (a)	33,229,395	2,219,724
HarborView Mortgage Loan Trust, Series 2005-15, Class X3B, 2.261%, 10/20/2045 I/O (a)	23,342,356	1,486,184
HarborView Mortgage Loan Trust, Series 2005-15, Class X1, 2.303%, 10/20/2045 I/O (a)	18,527,537	1,521,426
HarborView Mortgage Loan Trust, Series 2006-4, Class X1, 2.487%, 5/19/2046 I/O (a)	65,781,851	7,729,368

HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.431%, 3/25/2035 (a)	15,989,433	14,390,266
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.441%, 1/25/2036 (a)	3,201,219	2,782,426
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 0.721%, 5/25/2035 (a)	135,412	125,313
IMPAC CMB Trust, Series 2005-5, Class A4, 0.941%, 8/25/2035 (a)(c)	7,607,980	6,250,830
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.681%, 10/25/2035 (a)	24,755,254	21,093,333
IMPAC CMB Trust, Series 2005-7, Class A1, 0.701%, 11/25/2035 (a)(c)	36,435,848	30,114,228
IMPAC Secured Assets Corp., Series 2005-2, Class A2C, 0.461%, 3/25/2036 (a)	6,278,401	4,520,173
IMPAC Secured Assets Corp., Series 2006-2, Class 1A2B, 0.351%, 8/25/2036 (a)	15,130,804	11,215,648
IMPAC Secured Assets Corp., Series 2006-2, Class 1A2C, 0.461%, 8/25/2036 (a)	6,805,917	5,076,459
IMPAC Secured Assets Corp., Series 2006-4, Class A2B, 0.351%, 1/25/2037 (a)	1,781,511	1,549,554
IMPAC Secured Assets Corp., Series 2007-2, Class 1A1C, 0.561%, 5/25/2037 (a)	7,789,901	5,723,217
INDYMAC IMSC Mortgage Loan Trust, Series 2007-AR2, Class AX, 2.287%, 3/25/2047 I/O (a)	77,363,186	5,677,530
INDYMAC Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.981%, 11/25/2034 (a)	1,283,686	1,169,584
INDYMAC Index Mortgage Loan Trust, Series 2004-IP2, Class 4A, 2.461%, 12/25/2034 (a)	34,746	34,095
INDYMAC Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.746%, 4/25/2035 (a)	4,737,550	4,402,818
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 4.518%, 9/25/2035 (a)	22,766,732	19,599,242
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.518%, 9/25/2035 (a)	15,084,116	12,985,494
INDYMAC Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 4.756%, 11/25/2035 (a)(c)	4,618,534	4,322,158
INDYMAC Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 4.772%, 12/25/2035 (a)	1,126,091	888,448
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 4.276%, 6/25/2036 (a)	2,368,325	2,215,437
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1, 4.276%, 6/25/2036 (a)	2,428,269	2,271,512
INDYMAC Index Mortgage Loan Trust, Series 2006-AR13, Class A2, 0.481%, 7/25/2036 (a)	13,094,469	10,380,405
INDYMAC Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.565%, 7/25/2036 (a)	751,863	660,994
INDYMAC Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.311%, 10/25/2036 (a)	2,193,934	1,870,489
INDYMAC Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.381%, 10/25/2036 (a)	11,486,930	9,855,866
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.491%, 10/25/2036 (a)	21,646,344	15,944,134
INDYMAC Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B, 0.391%, 4/25/2046 (a)	4,688,411	3,719,326
INDYMAC Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.371%, 9/25/2046 (a)(c)	10,132,911	8,709,612
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.250%, 1/28/2036 (a)(b)	3,028,531	2,935,865
JP Morgan Alternative Loan Trust, Series 2005-S1, Class 2A9, 6.000%, 12/25/2035	648,731	618,269
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 0.701%, 1/25/2036 (a)	2,358,717	2,179,075
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036 (a)	43,739,371	30,501,826
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 1.432%, 1/15/2032 (a)(b)	13,000,000	13,019,409
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 3.482%, 1/15/2032 (a)(b)	10,000,000	10,057,660
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ, 5.708%, 12/12/2044 (a)	5,000,000	4,971,633
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.176%, 12/17/2046 (a)(b)	10,000,000	10,104,265
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (a)	10,000,000	10,034,030
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 4.569%, 12/17/2047 (a)(b)	5,000,000	5,017,268
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049 (a)	5,000,000	5,214,615
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, 5.962%, 6/15/2049 (a)	5,000,000	5,260,568
JP Morgan Mortgage Trust, Series 2004-A2, Class 1A2, 2.609%, 5/25/2034 (a)	1,441,463	1,421,945
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.537%, 11/25/2035 (a)	279,126	264,736
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.019%, 11/25/2035 (a)	1,472,746	1,400,455
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036 (c)	5,110,820	4,898,034
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 2.573%, 2/25/2036 (a)	996,018	870,490
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.623%, 2/25/2036 (a)	723,650	658,866
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 5.534%, 10/25/2036 (a)	1,096,962	976,540
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2, 4.937%, 4/25/2037 (a)	2,003,760	1,837,783
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A1, 4.937%, 4/25/2037 (a)	1,804,059	1,652,038
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 5.166%, 6/25/2037 (a)(c)	6,561,408	6,050,032
JP Morgan Resecuritization Trust, Series 2010-8, Class 1A8, 2.395%, 6/27/2045 (a)(b)	15,561,254	13,939,771
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.714%, 8/17/2046 (a)(b)	4,000,000	3,967,558
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, 5.050%, 1/17/2047 (a)	10,000,000	10,869,070
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/17/2047	8,000,000	8,581,440
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.713%, 9/17/2047 (a)(b)	8,000,000	7,534,832
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.075%, 11/18/2047 (a)(b)	900,000	817,182
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.321%, 4/15/2041 (a)	5,037,346	4,175,960
Lehman XS Trust, Series 2006-4N, Class A2A, 0.401%, 4/25/2046 (a)	11,563,462	8,541,132
Lehman XS Trust, Series 2007-7N, Class 2A2A, 0.381%, 6/25/2047 (a)(c)	24,128,822	16,811,516

LSTAR Securities Investment Trust, Series 2015-2, Class A, 2.179%, 1/2/2020 (a)(b)	10,545,175	10,466,086
LSTAR Securities Investment Trust, Series 2015-3, Class A, 2.176%, 3/2/2020 (a)(b)	7,948,048	7,842,339
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 2.179%, 4/1/2020 (a)(b)	5,000,000	4,951,655
LSTAR Securities Investment Trust, Series 2015-4, Class A2, 3.679%, 4/1/2020 (a)(b)	5,000,000	4,882,419
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.461%, 5/25/2037 (a)	12,497,199	9,462,942
Luminent Mortgage Trust, Series 2006-2, Class X, 2.284%, 2/25/2046 I/O (a)	91,035,170	6,113,012
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.381%, 10/25/2046 (a)	27,252,881	23,433,689
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.718%, 12/25/2034 (a)	45,014	43,290
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 3.160%, 1/25/2035 (a)	680,164	678,464
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.502%, 3/25/2035 (a)	3,170,392	3,160,044
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 3.856%, 6/25/2035 (a)	1,936,265	1,813,583
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.240%, 7/25/2035 (a)	544,356	465,257
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 6.000%, 12/25/2035 (a)	19,783,368	15,456,152
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X2, 0.900%, 12/25/2046 I/O	139,809,797	6,850,680
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class IX3, 0.500%, 1/25/2047 I/O (a)	114,871,834	2,756,924
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 0.331%, 3/25/2047 (a)	3,278,464	2,802,982
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	1,347,785	1,188,792
MASTR Asset Securitization Trust, Series 2007-2, Class A3, 6.250%, 1/25/2038	1,963,136	1,781,951
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR4, Class A1, 0.431%, 8/25/2037 (a)	2,095,362	1,384,098
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 4.963%, 9/25/2035 (a)	19,738,451	18,005,829
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2006-1, Class B, 5.751%, 2/12/2039 (a)	2,500,000	2,430,239
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.441%, 2/16/2046 (a)(b)(c)	10,000,000	9,924,880
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.297%, 5/17/2046 (a)(b)(c)	6,500,000	6,281,412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.995%, 2/15/2047 (a)(b)	7,500,000	7,540,650
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 5.061%, 4/17/2047 (a)(b)	15,000,000	14,945,183
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A5, 3.892%, 6/17/2047	5,000,000	5,420,745
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.916%, 6/17/2047 (a)(b)	10,500,000	10,272,292
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.609%, 8/16/2047 (a)	10,000,000	10,328,650
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249%, 2/18/2048	10,000,000	10,294,290
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/17/2048	6,000,000	6,190,284
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class A, 1.330%, 8/13/2016 (a)(b)	12,000,000	12,025,224
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.869%, 4/15/2049 (a)	20,000,000	21,013,460
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.869%, 4/15/2049 (a)	9,700,000	10,189,627
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.330%, 12/12/2049 (a)	2,000,000	1,902,785
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A5, 2.421%, 10/25/2034 (a)	382,707	334,286
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 2.763%, 3/25/2036 (a)	15,511,349	12,801,718
Morgan Stanley Mortgage Loan Trust, Series 2007-13, Class 6A1, 6.000%, 10/25/2037	2,841,698	2,436,475
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (a)	18,181,886	11,139,460
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (a)	7,012,545	4,296,180
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (a)	17,442,109	10,684,914
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	11,399,076	8,478,405
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 2/25/2047 (a)	1,490,635	1,134,403
Mortgage IT Trust, Series 2006-1, Class 2A1A, 0.391%, 4/25/2036 (a)	7,992,499	6,904,640
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.884%, 8/25/2035 (a)	7,415,808	7,263,887
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (a)	1,917,577	1,136,153
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.351%, 12/25/2036 (a)	15,383,588	11,917,173
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.351%, 12/25/2036 (a)	536,837	415,871
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.441%, 1/26/2036 (a)(b)	7,037,372	5,769,941
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.341%, 2/25/2037 (a)	6,774,614	5,734,697
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 0.511%, 5/25/2037 (a)	6,890,290	5,716,357
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 0.731%, 5/25/2037 (a)	12,775,149	8,961,997
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.681%, 10/25/2035 (a)	130,577	115,827
RAIT Trust, Series 2014-FL2, Class B, 2.330%, 5/15/2031 (a)(b)	650,000	644,015
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.046%, 4/25/2035 (a)	9,326,283	8,763,022
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A5, 5.500%, 6/25/2035	1,214,123	1,143,164
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A6, 5.500%, 6/25/2035 (c)	6,646,692	6,258,226
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.681%, 7/25/2035 (a)	890,779	760,077
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.531%, 8/25/2035 (a)	11,707,616	9,443,901
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	17,969,938	16,354,225

Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	2,455,479	2,377,749
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	14,974,106	11,847,048
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 1.091%, 1/25/2036 (a)	19,295,249	14,388,680
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 0.881%, 2/25/2036 (a)	15,335,891	11,300,849
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.181%, 2/25/2036 (a)	2,770,222	2,087,174
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	5,527,515	4,911,739
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.581%, 3/25/2036 (a)	6,892,655	4,837,638
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 0.881%, 3/25/2036 (a)	12,041,800	8,626,842
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	5,681,016	4,933,218
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	205,034	178,550
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	6,221,939	5,284,629
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	4,354,870	3,699,140
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	239,116	208,118
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.361%, 7/25/2036 (a)	6,560,683	4,225,559
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	5,855,926	4,974,082
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.371%, 8/25/2036 (a)	15,740,001	12,344,080
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 0.481%, 8/25/2036 (a)	3,215,974	2,137,301
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	559,486	467,597
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	8,089,167	6,688,317
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	5,170,087	4,384,735
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	8,902,149	7,294,341
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	376,911	303,511
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A3, 6.000%, 9/25/2036	1,138,166	987,359
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	10,198,127	8,846,875
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.481%, 11/25/2036 (a)	6,008,631	3,903,309
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	3,154,255	2,727,888
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,478,052	1,278,261
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	8,266,974	6,838,928
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 1A4, 6.250%, 12/25/2036	9,250,750	7,805,210
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 0.351%, 1/25/2037 (a)(c)	33,141,146	25,706,261
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A6, 6.250%, 1/25/2037	7,870,316	6,520,030
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.281%, 5/25/2037 (a)	3,731,800	2,920,906
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	2,200,690	1,873,553
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	2,571,656	2,003,071
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 0.461%, 8/25/2035 (a)	10,608,365	9,082,999
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034 (c)	7,190,017	7,293,528
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	5,031,637	4,565,587
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.631%, 10/25/2035 (a)	362,653	311,188
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	5,812,691	5,457,111
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.631%, 11/25/2035 (a)	1,723,828	1,353,284
Residential Funding Mortgage Securities I Trust, Series 2006-SA1, Class 1A1, 3.207%, 2/25/2036 (a)	431,007	388,363
Residential Funding Mortgage Securities I Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	257,960	235,488
Residential Funding Mortgage Securities I Trust, Series 2007-S6, Class 2A5, 0.681%, 6/25/2037 (a)	4,491,237	3,412,563
Resource Capital Corp. Ltd., Series 2015-CRE3, Class A, 1.582%, 3/15/2032 (a)(b)	10,000,000	10,020,100
Sequoia Mortgage Trust, Series 2013-3, Class A2, 2.500%, 3/25/2043 (a)	8,999,690	8,620,695
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 5.028%, 10/20/2046 (a)	9,545,333	8,873,418
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)	6,303,512	6,652,097
Store Master Funding LLC, Series 2013-3A, Class A2, 5.210%, 11/20/2043 (b)	14,683,176	15,762,390
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.399%, 2/25/2035 (a)	799,114	684,209
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.492%, 2/25/2035 (a)	399,777	354,322
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.530%, 2/25/2035 (a)(c)	7,799,760	7,541,596
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 2.631%, 3/25/2035 (a)	3,971,515	3,635,934
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 1.021%, 5/25/2035 I/O (a)	111,154,802	3,520,828
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.470%, 5/25/2035 (a)(c)	8,366,891	7,843,274
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 2.643%, 7/25/2035 (a)	7,308,225	6,047,490
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.150%, 8/25/2035 (a)	9,981,338	9,180,465
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.487%, 9/25/2035 (a)	2,563,510	2,301,312
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 4.706%, 9/25/2035 (a)	23,232,109	19,988,070
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.314%, 10/25/2035 (a)	23,485,398	19,679,307

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 4.917%, 11/25/2035 (a)(c)	6,525,043	5,426,408
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2X, 1.000%, 7/25/2036 I/O	9,808,507	485,521
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 1X, 0.600%, 1/25/2037 I/O	33,975,451	1,138,178
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5X1, 1.328%, 3/25/2046 I/O (a)	27,640,998	883,462
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4X, 2.538%, 5/25/2046 I/O (a)	29,106,334	3,245,356
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	710,044	675,667
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	3,966,242	3,498,658
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.369%, 3/25/2033 (a)	72,609	71,597
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 5.101%, 7/25/2036 (a)(c)	7,543,347	3,388,939
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.123%, 8/12/2049 (a)(b)	2,000,000	2,187,715
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 5.000%, 5/11/2063 (a)(b)(c)	7,000,000	6,334,486
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 6.201%, 6/15/2045 (a)(c)	7,705,000	7,789,150
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.150%, 2/15/2051 (a)	2,000,000	1,957,022
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class B, 6.150%, 2/15/2051 (a)	5,000,000	5,116,533
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.331%, 8/25/2036 (a)	6,129,444	4,076,632
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.261%, 1/25/2037 (a)	3,899,787	2,845,051
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.361%, 1/25/2037 (a)	4,449,405	3,271,434
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 4.481%, 1/25/2036 (a)(c)	7,120,895	6,578,852
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 1.960%, 11/25/2036 (a)	2,724,748	2,427,173
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A3, 4.396%, 2/25/2037 (a)	17,563,632	16,440,263
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1, 4.527%, 5/25/2037 (a)	6,329,804	6,013,561
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A1, 4.508%, 7/25/2037 (a)	16,932,104	15,759,792
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7, Class CXPP, 0.471%, 7/25/2046 I/O (a)	72,631,014	1,349,920
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 1.137%, 8/25/2046 (a)	25,870,461	21,864,808
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1XPP, 0.568%, 9/25/2046 I/O (a)	168,445,981	3,090,310
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-7, Class 2CB1, 5.500%, 8/25/2035	3,972,702	3,858,030
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-AR1, Class A1A, 0.441%, 12/25/2035 (a)	952,559	797,014
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036	6,431,356	5,694,484
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 1.456%, 2/25/2036 I/O (a)	35,365,452	2,263,389
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A1, 0.301%, 10/25/2036 (a)	18,598,928	10,767,049
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A5, 6.126%, 10/25/2036 (a)	13,144,727	9,524,065
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC1, Class A1, 0.421%, 5/25/2037 (a)	8,977,791	6,716,779
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC1, Class A4, 0.501%, 5/25/2037 (a)	9,613,129	7,245,694
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR4, Class X2, 0.688%, 6/25/2046 I/O (a)	68,281,758	1,536,886
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class DXPP, 0.725%, 7/25/2046 I/O (a)	61,281,507	2,050,786
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR6, Class 2XPP, 0.634%, 8/25/2046 I/O (a)	35,664,599	651,307
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR8, Class 3X1, 1.357%, 10/25/2046 I/O (a)	52,617,795	2,787,007
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR9, Class CX2P, 1.232%, 11/25/2046 I/O (a)	54,224,139	2,743,253
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA1, Class CX2P, 1.503%, 12/25/2046 I/O (a)	184,860,160	10,970,526
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class CX2P, 1.050%, 1/25/2047 I/O (a)	161,974,245	6,303,390
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.569%, 12/28/2037 (a)	761,537	660,441
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A1, 2.613%, 9/25/2035 (a)	4,664,617	4,450,170
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 5.256%, 10/25/2035 (a)	503,075	269,912
Wells Fargo Mortgage Backed Securities Trust, Series 2006-5, Class 1A6, 5.250%, 4/25/2036	125,193	123,490
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.610%, 7/25/2036 (a)	268,380	254,977
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 2.648%, 7/25/2036 (a)	252,612	244,997
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.610%, 8/25/2036 (a)	1,080,036	1,030,684
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 5.973%, 10/25/2036 (a)	5,096,641	4,999,117
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A19, 6.000%, 7/25/2037	696,216	687,130
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A5, 6.000%, 7/25/2037	884,207	877,780
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	2,022,030	2,007,949
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.413%, 6/17/2044 (a)(b)	8,704,568	9,322,540
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.963%, 11/17/2045 (a)(b)(c)	9,000,000	9,197,208
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 4.134%, 6/15/2046 (a)(b)	8,470,000	8,119,452
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class D, 5.149%, 9/17/2046 (a)(b)(c)	4,000,000	4,092,208
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.297%, 12/17/2046 (a)(b)	8,229,000	8,437,107
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (a)	10,000,000	10,534,175
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.678%, 8/16/2047	8,000,000	8,552,492
WinWater Mortgage Loan Trust, Series 2015-3, Class A15, 3.500%, 3/20/2045 (b)	9,904,625	10,142,643

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS — (Cost $2,931,950,427)		2,984,441,064

Corporate Obligations — 4.51%
Financials — 4.51%
Banc of California, Inc., 5.250%, 4/15/2025 (c)	18,750,000	18,519,169
Bank Of America Corp., 6.250%, 9/29/2049 (a)	994,000	1,023,199
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)	10,000,000	10,050,000
Bremer Financial Corp., 5.200%, 12/30/2024	5,000,000	5,037,500
Brookline Bancorp, Inc., 6.000%, 9/15/2029 (a)	3,000,000	3,078,750
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	6,000,000	6,037,500
Citigroup, Inc., 5.900%, 12/29/2049 (a)	995,000	1,008,059
Community Financial Corp., 6.250%, 2/15/2025 (a)(c)	7,000,000	6,947,500
Eagle Bancorp, Inc., 5.750%, 9/1/2024	12,500,000	12,875,000
Eastern Virginia Bankshares, Inc., 6.500%, 5/1/2025 (a)	9,500,000	9,547,500
Financial Institutions, Inc., 6.000%, 4/15/2030 (a)	6,000,000	6,037,500
First Bank, 6.750%, 5/1/2025 (d)	8,150,000	8,150,000
First NBC Bank Holding Co., 5.750%, 2/18/2025	15,000,000	15,129,915
Goldman Sachs Capital II, 4.000%, 6/1/2043 (a)	992,500	776,631
Heartland Financial USA, Inc., 5.750%, 12/30/2024 (b)	14,998,000	15,147,980
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	32,700,000	34,498,500
Noah Bank, 9.000%, 4/17/2025 (d)	3,500,000	3,500,000
Presidio Bank, 8.000%, 9/30/2024 (b)(d)	5,000,000	5,025,000
United Financial Bancorp, Inc., 5.750%, 10/1/2024	16,200,000	16,726,500
Wachovia Capital Trust III, 5.570%, 3/15/2042 (a)	992,000	993,240

TOTAL CORPORATE OBLIGATIONS — (Cost $176,951,183)		180,109,443

Mortgage-Backed Securities - U.S. Government Agency Issues — 1.43%
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.181%, 7/25/2024 (a)	5,000,000	4,796,400
Federal National Mortgage Association, Series 2015-C01, Class 2M2, 4.731%, 2/25/2025 (a)	5,550,000	5,750,843
Federal National Mortgage Association, Series 2014-85, Class OI, 3.500%, 12/25/2044 I/O	12,180,041	1,860,209
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/1/2045 I/O	18,519,432	1,913,039
Federal National Mortgage Association, Series 2013-M11, Class SA, 6.489%, 1/25/2018 I/O (a)	28,100,378	1,806,854
Federal National Mortgage Association, Series 2015-M4, Class ABV2, 2.369%, 7/25/2022	4,000,000	4,024,204
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 I/O	2,908,979	509,906
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M2, 2.381%, 2/26/2024 (a)	11,000,000	11,105,913
Federal Home Loan Mortgage Corp., Series 2014-HQ2, Class M2, 2.381%, 9/25/2024 (a)	2,000,000	2,014,202
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M1, 1.231%, 3/25/2025 (a)	3,481,366	3,470,785
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M2, 2.381%, 3/25/2025 (a)	6,000,000	6,062,409
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 3.981%, 3/25/2025 (a)	1,650,000	1,678,719
Government National Mortgage Association, Series 2012-20, Class CI, 3.500%, 4/20/2035 I/O	15,160,611	1,105,315
Government National Mortgage Association, Series 2012-07, Class PI, 3.500%, 1/20/2038 I/O	16,068,177	1,081,597
Government National Mortgage Association, Series 2010-127, Class NI, 4.000%, 2/20/2039 I/O	6,065,406	623,772
Government National Mortgage Association, Series 2012-47, Class PI, 3.500%, 12/20/2039 I/O	6,969,179	626,369
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 I/O	9,189,213	1,365,710
Government National Mortgage Association, Series 2014-57, Class IY, 3.500%, 2/20/2041 I/O	6,789,162	668,522
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 I/O	3,041,694	521,447
Government National Mortgage Association, Series 2013-37, Class IQ, 4.000%, 2/20/2043 I/O	3,771,121	472,318
Government National Mortgage Association, Series 2014-11, Class IO, 3.500%, 1/20/2044 I/O	14,762,126	2,311,542
Government National Mortgage Association, Series 2014-119, Class I, 4.000%, 8/20/2044 I/O	18,439,904	3,252,707

TOTAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES — (Cost $57,834,527)		57,022,782

Preferred Stocks — 0.09%
Financials — 0.09%
Morgan Stanley	130,497	2,803,076
Wells Fargo & Co.	23,990	592,553

TOTAL PREFERRED STOCKS — (Cost $3,481,416)		3,395,629

Short Term Investments — 5.08%
Money Market Funds — 3.86%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.09% (f)	154,426,509	154,426,509

Repurchase Agreements — 1.22%
EJF Speciality Finance Opportunities Fund LLC, 6.000%, dated 4/22/2015 and 4/29/2015, due 5/22/2015, repurchase price $48,891,267 (collateralized by various corporate bonds (e), fair value $70,432,620) (d)	48,650,000	48,650,000

TOTAL SHORT TERM INVESTMENTS — (Cost $203,076,509)		203,076,509

TOTAL INVESTMENTS — 111.09% (Cost 4,386,571,809)		4,441,010,953

Liabilities in Excess of Other Assets — (11.09%)		(443,182,078)

NET ASSETS — 100.00%		$3,997,828,875

(a)	Variable or Floating Rate Security. Rate disclosed as of April 30, 2015.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees. At April 30, 2015 the value of these securities amounted to $1,387,868,986 or 34.72% of nets assets
(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. On April 30, 2015 securities valued at $753,762,470 were pledged as collateral for reverse repurchase agreements.
(d)	Illiquid security. Total fair value of illiquid securities held as of April 30, 2015 was $65,325,000 or 1.63% of net assets
(e)	The fair value of securities held as collateral for the repurchase agreement as of April 30, 2015 was as follows:

Security	Principal Amount	Fair Value
Avenue Financial Holdings, 6.750%, 12/29/2024	$10,000,000	$10,000,000
Brand Group Holdings, Inc. 8.500%, 6/27/2024	15,000,000	15,000,000
Pacific Enterprise Banco, 8.000%, 11/24/2024	13,000,000	16,484,130
Popular, Inc., 7.000%, 7/2/2019	7,500,000	7,575,000
Presidio Bank, 8.000%, 9/30/2024	5,000,000	5,000,000
VantageSouth Bancshares 7.625%, 8/12/2023	15,000,000	16,373,490

Total		$70,432,620

(f)	Rate disclosed is the seven day yield as of April 30, 2015.
(g)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $6,340,664 or 0.16% of net assets.
I/O	Interest Only Security

The cost basis of investments for federal income tax purposes at April 30, 2015 was as follows*:

Cost of investments	$4,386,571,809

Gross unrealized appreciation	221,081,619
Gross unrealized depreciation	(166,642,475)

Net unrealized appreciation	$54,439,144

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Angel Oak Multi-Strategy Income Fund

Schedule of Open Futures Contracts

April 30, 2015 (Unaudited)

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year ERIS Aged Standard Swap Future	December 2019	3,555	$341,074,521	$(8,809,744)
5 Year ERIS Aged Standard Swap Future	March 2020	223	21,518,363	(153,303)
5 Year ERIS Aged Standard Swap Future	June 2020	448	43,476,384	(51,211)
7 Year ERIS Aged Standard Swap Future	December 2021	106	10,059,103	(423,352)
7 Year ERIS Aged Standard Swap Future	September 2021	122	11,297,663	(443,483)
7 Year ERIS Aged Standard Swap Future	March 2022	88	8,404,713	(101,087)
10 Year ERIS Aged Standard Swap Future	June 2023	51	4,927,462	(19,319)
10 Year ERIS Aged Standard Swap Future	September 2023	37	3,421,434	(33,847)
10 Year ERIS Aged Standard Swap Future	September 2024	(86)	(7,567,002)	38,846
10 Year ERIS Aged Standard Swap Future	December 2024	2,990	272,013,157	(16,414,949)
10 Year ERIS Aged Standard Swap Future	March 2025	262	24,006,484	(192,373)
10 Year ERIS Aged Standard Swap Future	June 2025	634	59,961,311	431,683

				$(26,172,139)

Angel Oak Multi-Strategy Income Fund

Schedule of Open Reverse Repurchase Agreements

April 30, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
BNP Paribas	1.33%	4/23/2015	5/22/2015	$4,940,292	$4,935,000
BNP Paribas	1.33%	4/23/2015	5/22/2015	7,208,722	7,201,000
Credit Suisse	1.180%	4/2/2015	05/01/2015	7,380,293	7,373,285
Credit Suisse	1.830%	4/21/2015	05/21/2015	11,054,456	11,037,624
Credit Suisse	1.830%	4/21/2015	05/21/2015	20,175,738	20,145,017
Credit Suisse	1.830%	4/21/2015	05/21/2015	26,572,108	26,531,648
Credit Suisse	1.680%	4/29/2015	05/29/2015	7,487,601	7,477,133
Goldman Sachs	1.773%	4/2/2015	05/04/2015	8,360,205	8,347,000
Goldman Sachs	1.080%	4/24/2015	05/11/2015	3,812,944	3,811,000
Goldman Sachs	1.781%	4/27/2015	05/27/2015	22,304,059	22,271,000
JP Morgan	1.414%	2/23/2015	05/26/2015	5,229,830	5,211,000
JP Morgan	1.414%	2/23/2015	05/26/2015	8,238,664	8,209,000
JP Morgan	1.414%	2/23/2015	05/26/2015	7,035,331	7,010,000
JP Morgan	1.414%	2/23/2015	05/26/2015	6,638,904	6,615,000
JP Morgan	1.414%	2/23/2015	05/26/2015	8,038,945	8,010,000
JP Morgan	1.414%	2/23/2015	05/26/2015	5,556,005	5,536,000
JP Morgan	1.030%	4/7/2015	07/07/2015	22,306,928	22,249,000
JP Morgan	1.430%	4/13/2015	05/13/2015	4,013,777	4,009,000
JP Morgan	1.430%	4/13/2015	05/13/2015	3,831,561	3,827,000
JP Morgan	1.430%	4/16/2015	05/15/2015	3,983,585	3,979,000
JP Morgan	1.430%	4/16/2015	05/15/2015	3,793,366	3,789,000
JP Morgan	1.430%	4/16/2015	05/15/2015	4,373,033	4,368,000
JP Morgan	1.430%	4/16/2015	05/15/2015	3,420,937	3,417,000
JP Morgan	0.781%	4/20/2015	05/20/2015	4,893,181	4,890,000
Mizuho	0.850%	4/20/2015	05/28/2015	931,835	931,000
Mizuho	0.850%	4/20/2015	05/28/2015	1,285,152	1,284,000
Mizuho	0.750%	4/20/2015	05/28/2015	4,104,247	4,101,000
Mizuho	0.850%	4/20/2015	05/28/2015	4,225,788	4,222,000
Mizuho	0.850%	4/20/2015	05/28/2015	5,241,699	5,237,000
Mizuho	0.850%	4/20/2015	05/28/2015	8,634,740	8,627,000
Mizuho	0.750%	4/20/2015	05/28/2015	9,106,203	9,099,000
Mizuho	0.850%	4/20/2015	05/28/2015	10,098,052	10,089,000
RBC Capital Markets	1.658%	2/12/2015	05/12/2015	13,196,876	13,143,000
RBC Capital Markets	1.658%	2/12/2015	05/12/2015	15,978,230	15,913,000
RBC Capital Markets	1.655%	2/5/2015	05/05/2015	10,542,964	10,500,000
RBC Capital Markets	1.651%	2/5/2015	05/05/2015	12,563,073	12,512,000
RBC Capital Markets	1.651%	2/5/2015	05/05/2015	10,987,776	10,943,000
RBC Capital Markets	1.651%	2/5/2015	05/05/2015	8,296,810	8,263,000
RBC Capital Markets	1.651%	2/5/2015	05/05/2015	7,737,531	7,706,000
RBC Capital Markets	1.356%	2/18/2015	05/18/2015	18,296,139	18,235,000
RBC Capital Markets	1.656%	2/18/2015	05/18/2015	13,655,685	13,600,000
RBC Capital Markets	1.656%	2/18/2015	05/18/2015	24,676,626	24,576,000
RBC Capital Markets	1.664%	3/6/2015	06/08/2015	17,021,619	16,948,000
RBC Capital Markets	1.664%	3/6/2015	06/08/2015	15,731,038	15,663,000
RBC Capital Markets	1.664%	3/6/2015	06/08/2015	16,177,971	16,108,000
RBC Capital Markets	1.676%	4/22/2015	07/22/2015	10,290,412	10,247,000
RBC Capital Markets	1.676%	4/22/2015	07/22/2015	7,439,384	7,408,000
RBC Capital Markets	1.676%	4/22/2015	07/22/2015	12,863,266	12,809,000
RBC Capital Markets	1.676%	4/22/2015	07/22/2015	14,750,227	14,688,000
RBC Capital Markets	1.676%	4/22/2015	07/22/2015	11,307,704	11,260,000
RBC Capital Markets	1.676%	4/22/2015	07/22/2015	14,668,883	14,607,000
RBC Capital Markets	1.676%	4/22/2015	07/22/2015	16,414,247	16,345,000
UBS	1.080%	4/6/2015	05/06/2015	2,425,149	2,422,969
UBS	1.332%	4/13/2015	05/13/2015	3,911,366	3,907,031
Wells Fargo	0.931%	4/27/2015	05/27/2015	9,056,022	9,049,000

					$540,691,705

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in the amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Valuation Measurements (unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (“Board”). The Valuation Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports periodically to the Board. The Valuation Oversight Committee has delegated to the Pricing Committee the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. The Pricing Committee reports periodically to the Valuation Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of April 30, 2015:

Flexible Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$874,547	$—	$874,547
Collateralized Mortgage Obligations	—	65,123,975	—	65,123,975
Collateralized Loan Obligations	—	93,280,669	—	93,280,669
Corporate Obligations	—	33,093,402	—	33,093,402
Mortgage-Backed Securities - U.S. Government Agency Issues	—	1,377,669	—	1,377,669
Short Term Investments	8,670,957	—	—	8,670,957

Total	$8,670,957	$193,750,262	$—	$202,421,219

Other Financial Instruments
Long Futures Contracts*	$(200,507)	$—	$—	$(200,507)
Reverse Repurchase Agreements	—	(34,318,000)	—	(34,318,000)

Total	$(200,507)	$(34,318,000)	$—	$(34,518,507)

Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$297,971,379	$—	$297,971,379
Collateralized Mortgage Obligations	—	2,984,441,064	—	2,984,441,064
Collateralized Loan Obligations	—	714,994,147	—	714,994,147
Corporate Obligations	—	180,109,443	—	180,109,443
Mortgage-Backed Securities - U.S. Government Agency Issues	—	57,022,782	—	57,022,782
Preferred Stocks	3,395,629	—	—	3,395,629
Cash Equivalents	154,426,509	48,650,000	—	203,076,509

Total	157,822,138	4,283,188,815	—	4,441,010,953

Other Financial Instruments
Long Futures Contracts*	$(26,172,139)	$—	$—	$(26,172,139)
Reverse Repurchase Agreements	—	(540,691,705)	—	(540,691,705)

Total	$(26,172,139)	$(540,691,705)	$—	$(566,863,844)

*	The amount shown represents the gross unrealized appreciation (depreciation) of the futures contracts.

There were no transfers in or out of Levels 1, 2, or 3 for the period ending April 30, 2015. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities at April 30, 2015 (unaudited)

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

The Funds entered into futures contracts to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Funds as of April 30, 2015:

Flexible Income Fund

Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$18,309	Unrealized depreciation on futures contracts	$(218,816)
The average monthly notional value of long futures contracts during the period ended April 30, 2015 was $207,587,629. Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$470,529	Unrealized depreciation on futures contracts	$(26,642,668)

The average monthly notional value of long futures contracts during the period ended April 30, 2015 was $798,003,776.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President

Date	June 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Barolsky
Michael D. Barolsky, President (Principal Executive Officer)

Date	June 24, 2015

By (Signature and Title)*	/s/ Christopher M. Remington
Christopher M. Remington, Treasurer (Principal Financial Officer)

Date	June 24, 2015

* Print the name and title of each signing officer under his or her signature.

4